Loans Receivable (excluding Covered Loans) - Schedule of Loans Acquired for Which Payment Collection Not Probable (Details) (USD $)	Sep. 30, 2013 South Valley Bancorp, Inc.	Dec. 16, 2011 Western National Bank
Business Acquisition [Line Items]
Acquired loans uncollectible	$ 9,900,000
Contractually required payments of interest and principal		171,515,000
Nonaccretable difference		(56,440,000)
Cash flows expected to be collected		115,075,000	[1]
Accretable yield		(21,384,000)
Carrying value of acquired loans		$ 93,691,000

[1]	Represents undiscounted expected principal and interest cash flows